Equity (Details) - TWD ($) $ in Thousands		1 Months Ended	12 Months Ended
		Jul. 31, 2022	Dec. 31, 2023	Jan. 31, 2024	Jul. 21, 2023	Dec. 31, 2022
Equity [Line Items]
Ordinary shares issued (in Shares)			7,936,940 [1]		7,936,940	7,936,940	[1]
Common stock shares outstanding (in Shares)	[1]		7,936,940			7,936,940
Statutory reserve			10.00%
Disposed of interest OPI percentage		75.00%
Disposed of interest TCOT percentage		24.69%
Corresponding non-controlling interests (in New Dollars)		$ 11,228
Cayco [Member] | Subsequent Event [Member]
Equity [Line Items]
Equity interests rate				79.37%

[1]	The shares and per share information and non-controlling interests are presented on a retroactive basis to reflect the reorganization (Note 1)